Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases
Schedule of right-of-use assets

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$'000	$'000	$'000
Cost
At 1 October 2021	—	—	—
Additions	7,597	704	8,301
Foreign exchange on translation	(1,321)	—	(1,321)
At 30 September 2022	6,276	704	6,980
At 1 October 2022	6,276	704	6,980
Additions	1,100	—	1,100
Foreign exchange on translation	635	—	635
At 30 September 2023	8,011	704	8,715
At 1 October 2023	8,011	704	8,715
Additions	—	—	—
Modifications	—	(82)	(82)
Disposals	(7,580)	(365)	(7,945)
Foreign exchange on translation	669	-	669
At 30 September 2024	1,100	257	1,357
Depreciation
At 1 October 2021	(841)	(82)	(923)
Charge	80	2	82
Foreign exchange on translation	—	—	—
At 30 September 2022	(761)	(80)	(841)
At 1 October 2022	(761)	(80)	(841)
Charge	(1,395)	(247)	(1,642)
Foreign exchange on translation	(77)	(14)	(91)
At 30 September 2023	(2,233)	(341)	(2,574)
At 1 October 2023	(2,233)	(341)	(2,574)
Charge	(1,230)	(201)	(1,431)
Disposals	3,382	354	3,736
Foreign exchange on translation	(273)	(4)	(277)
At 30 September 2024	(354)	(192)	(546)
Net Book Value
At 30 September 2024	746	65	811
At 30 September 2023	5,778	363	6,141
At 30 September 2022	5,515	624	6,139

Schedule of lease liability

	2024	2023	2022
	$'000	$'000	$'000
Current liabilities
Lease liabilities	286	2,118	1,154

Non-current liabilities
Lease liabilities	704	6,284	6,681
	990	8,402	7,835

Schedule of amounts recognised in profit or loss for leases

	2024	2023	2022
	$'000	$'000	$'000

Depreciation expense on right of use assets	1,432	1,642	923
Interest on lease liabilities	223	284	221
Expense relating to short-term leases	74	3	12

Total	1,729	1,929	1,156

Schedule of amounts recognised in cash flow statement for leases	Amounts recognised in statement of cash flows

	2024	2023	2022
	$'000	$'000	$'000

Total cash outflow for leases	(3,219)	(1,599)	(657)

Total	(3,219)	(1,599)	(657)